OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Schedule of other current and non-current financial assets

	Balance
	Current		Non-current
Other financial assets	12.31.2023	12.31.2022	12.31.2023	12.31.2022
	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets measured at amortized cost (1)	66,190,949	92,838,315	3,027,052	3,317,778
Financial assets at fair value (2)	1,094,844	170,206,554	78,988,715	75,297,737
Other financial assets (3)	—	—	11,300,572	16,237,196
Total	67,285,793	263,044,869	93,316,339	94,852,711
(1)	Financial instrument that does not meet the definition of cash equivalents pursuant to Note 2.13.
(2)	Market value of hedging instruments. See details in Note 22.
(3)	Correspond to the rights in the Argentinean company Alimentos de Soya S.A., manufacturing company of “AdeS” products, which are framed in the purchase of the “AdeS” brand managed by The Coca-Cola Company at the end of 2016.